Lease liability (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 64,092	$ 55,117
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,239	8,837
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	8,363	6,140
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	6,511	4,817
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,563	3,476
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,492	2,904
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 35,924	$ 28,943